LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

The Company entered into operating leases primarily for offices. The leases have remaining lease terms of up to 6 years, some of which may include options to extend the leases for up to an additional 5 years.

The components of operating lease costs were as follows:

	Year ended December 31,
	2022	2023

Operating lease cost	$7,522	$8,888
Short-term lease cost	1,326	1,858
Variable lease cost	1,342	1,491

Total net lease costs	$10,190	$12,237

Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2022	2023

Operating lease ROU assets (under other long-term assets in the balance sheets)	$37,857	$32,186
Operating lease liabilities, current	$7,857	$8,240
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheets)	$28,874	$22,293
Weighted average remaining lease term (in years)	5.7	4.8
Weighted average discount rate	2.8%	2.9%

Lease liability as of December 31, 2023, are as follows:

December 31, 2023

2024	8,304
2025	7,076
2026	5,722
2027	4,972
2028	3,823
Thereafter	2,649

Total undiscounted lease payments	32,546
Less: imputed interest	(2,013)

Present value of lease liabilities	$30,533